Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies
Schedule of minimum future commitments under noncancelable leases having an initial or remaining term in excess of one year

Future minimum payments under non-cancelable leases having an initial or remaining term in excess of one year are summarized in the table below (in thousands).

Years Ending December 31,
2014	$5,357
2015	4,410
2016	2,271
2017	1,218
2018	460
Thereafter	245

Total minimum payments	$13,961